OTHER INCOME (EXPENSE), NET (Tables)	3 Months Ended
Dec. 31, 2013
OTHER INCOME (EXPENSE), NET [Abstract]
Other income (expense), net	Other income, net, consisted of the following:
	Three Months Ended December 31,
	2013	2012

Interest income	$58	$45
Other income (expense)	559	809
Total other income, net	$617	$854